Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential World Fund, Inc.
Entity Central Index Key	0000741350
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class A
Trading Symbol	PDEAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class A	$72	1.30%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.30%
Net Assets	$ 950,633,248
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class C
Trading Symbol	PDECX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the
PGIM
Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class C	$114	2.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.05%
Net Assets	$ 950,633,248
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class Z
Trading Symbol	PDEZX
Annual or Semi-Annual Statement [Text Block]
Thi
s
semiannual shareholder report
contains important information about the Class Z
shares
of the PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class Z	$59	1.05%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%
Net Assets	$ 950,633,248
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Emerging Markets Equity Opportunities Fund
Class Name	Class R6
Trading Symbol	PDEQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Emerging Markets Equity
Opportunities Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Emerging Markets Equity Opportunities Fund—Class R6	$55	0.98%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.98%
Net Assets	$ 950,633,248
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 950,633,248
Number of fund holdings	40
Portfolio turnover rate for the period	64%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.9%
Electrical Equipment	9.2%
Metals & Mining	9.1%
Electronic Equipment, Instruments & Components	6.9%
Technology Hardware, Storage & Peripherals	6.1%
Capital Markets	6.1%
Aerospace & Defense	6.0%
Machinery	5.2%
Banks	3.5%
Oil, Gas & Consumable Fuels	2.9%
Broadline Retail	2.0%
Biotechnology	1.7%
Industry Classification	% of Net Assets
Interactive Media & Services	1.5%
Life Sciences Tools & Services	1.1%
Automobiles	0.8%
Software	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.4% represents investments purchased with collateral from securities on loan)	0.4%
84.2%
Other assets in excess of liabilities	15.8%
100.0%

PGIM Jennison Global Infrastructure Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGJAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class A	$80	1.51%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.51%
Net Assets	$ 73,229,477
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class C
Trading Symbol	PGJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class C	$120	2.26%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.26%
Net Assets	$ 73,229,477
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class Z
Trading Symbol	PGJZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class Z	$63	1.18%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%
Net Assets	$ 73,229,477
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Jennison Global Infrastructure Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	PGJQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Global Infrastructure Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Infrastructure Fund—Class R6	$63	1.18%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%
Net Assets	$ 73,229,477
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 73,229,477
Number of fund holdings	55
Portfolio turnover rate for the period	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Electric Utilities	26.1%
Oil, Gas & Consumable Fuels	15.4%
Multi-Utilities	14.2%
Transportation Infrastructure	9.5%
Ground Transportation	8.8%
Construction & Engineering	8.1%
Independent Power & Renewable Electricity Producers	5.4%
Gas Utilities	4.0%
Industry Classification	% of Net Assets
Specialized REITs	3.2%
Affiliated Mutual Fund - Short-Term Investment	2.7%
IT Services	2.0%
Commercial Services & Supplies	0.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Jennison Global Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class A
Trading Symbol	PRJAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains
im
portant information about the Class A shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class A	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Net Assets	$ 4,646,951,291
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM Jennison Global Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class C
Trading Symbol	PRJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class C	$95	1.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.95%
Net Assets	$ 4,646,951,291
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM Jennison Global Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class Z
Trading Symbol	PRJZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class Z	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 4,646,951,291
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM Jennison Global Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R2
Trading Symbol	PRJBX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R2	$65	1.34%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%
Net Assets	$ 4,646,951,291
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM Jennison Global Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R4
Trading Symbol	PRJDX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R4	$53	1.09%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.09%
Net Assets	$ 4,646,951,291
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM Jennison Global Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Global Opportunities Fund
Class Name	Class R6
Trading Symbol	PRJQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Global Opportunities Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Global Opportunities Fund—Class R6	$40	0.83%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%
Net Assets	$ 4,646,951,291
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,646,951,291
Number of fund holdings	40
Portfolio turnover rate for the period	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/
2026
?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.8%
Electrical Equipment	13.5%
Interactive Media & Services	9.0%
Textiles, Apparel & Luxury Goods	5.7%
Aerospace & Defense	5.6%
IT Services	5.6%
Broadline Retail	5.0%
Pharmaceuticals	4.3%
Software	4.1%
Entertainment	3.7%
Specialty Retail	3.4%
Affiliated Mutual Fund - Short-Term Investment (3.3% represents investments purchased with collateral from securities on loan)	3.4%
Industry Classification	% of Net Assets
Technology Hardware, Storage & Peripherals	3.3%
Electronic Equipment, Instruments & Components	2.6%
Consumer Staples Distribution & Retail	2.4%
Personal Care Products	2.3%
Banks	1.2%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.6%
Automobiles	0.6%
102.8%
Liabilities in excess of other assets	(2.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class A
Trading Symbol	PWJAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class A	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class C
Trading Symbol	PWJCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class C	$94	1.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.91%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R
Trading Symbol	PWJRX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R	$71	1.45%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.45%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class Z
Trading Symbol	PWJZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class Z	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R2
Trading Symbol	PWJBX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R2	$66	1.34%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R4
Trading Symbol	PWJDX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R4	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Jennison International Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities Fund
Class Name	Class R6
Trading Symbol	PWJQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison International Opportunities
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities Fund—Class R6	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Net Assets	$ 4,805,385,366
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 4,805,385,366
Number of fund holdings	41
Portfolio turnover rate for the period	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	25.2%
Aerospace & Defense	16.6%
Electrical Equipment	10.0%
Textiles, Apparel & Luxury Goods	7.7%
Pharmaceuticals	5.9%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.0%
Affiliated Mutual Fund - Short-Term Investment (0.8% represents investments purchased with collateral from securities on loan)	3.3%
Biotechnology	2.9%
Specialty Retail	2.8%
Banks	2.6%
Life Sciences Tools & Services	2.6%
Industry Classification	% of Net Assets
Personal Care Products	2.5%
IT Services	2.0%
Software	2.0%
Wireless Telecommunication Services	1.9%
Hotels, Restaurants & Leisure	1.5%
Entertainment	1.0%
Interactive Media & Services	0.9%
Broadline Retail	0.7%
Automobiles	0.5%
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

PGIM Quant Solutions International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class A
Trading Symbol	PJRAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class A	$70	1.31%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.31%
Net Assets	$ 430,972,734
Holdings Count | Holding	397
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class C
Trading Symbol	PJRCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class C	$135	2.51%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.51%
Net Assets	$ 430,972,734
Holdings Count | Holding	397
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class Z
Trading Symbol	PJIZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class Z	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 430,972,734
Holdings Count | Holding	397
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Quant Solutions International Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions International Equity Fund
Class Name	Class R6
Trading Symbol	PJRQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Quant Solutions International Equity
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Equity Fund—Class R6	$42	0.78%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%
Net Assets	$ 430,972,734
Holdings Count | Holding	397
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 430,972,734
Number of fund holdings	397
Portfolio turnover rate for the period	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Industry Classification	% of Net Assets
Banks	16.1%
Semiconductors & Semiconductor Equipment	10.7%
Metals & Mining	5.6%
Oil, Gas & Consumable Fuels	5.4%
Pharmaceuticals	4.4%
Insurance	3.6%
Electrical Equipment	3.4%
Aerospace & Defense	3.1%
Electronic Equipment, Instruments & Components	3.1%
Technology Hardware, Storage & Peripherals	2.8%
Capital Markets	2.5%
Machinery	2.4%
Automobiles	2.3%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.0%
Unaffiliated Exchange-Traded Fund - Equity	2.0%
Specialty Retail	1.6%
Chemicals	1.6%
IT Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Gas Utilities	1.3%
Diversified Telecommunication Services	1.3%
Food Products	1.3%
Wireless Telecommunication Services	1.1%
Construction & Engineering	1.0%
Automobile Components	0.9%
Industry Classification	% of Net Assets
Broadline Retail	0.9%
Marine Transportation	0.9%
Industrial Conglomerates	0.9%
Health Care Providers & Services	0.8%
Trading Companies & Distributors	0.8%
Interactive Media & Services	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Multi-Utilities	0.7%
Financial Services	0.7%
Electric Utilities	0.7%
Biotechnology	0.6%
Passenger Airlines	0.6%
Real Estate Management & Development	0.6%
Health Care Equipment & Supplies	0.6%
Tobacco	0.5%
Energy Equipment & Services	0.5%
Leisure Products	0.5%
Beverages	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Others*	4.3%
99.4%
Other assets in excess of liabilities	0.6%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Emerging Markets Debt Hard Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class A
Trading Symbol	PDHAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class A	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 182,825,471
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Hard Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class C
Trading Symbol	PDHCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class C	$90	1.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
Net Assets	$ 182,825,471
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class Z
Trading Symbol	PDHVX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Emerging Markets Debt Hard Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class Z	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 182,825,471
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Hard Currency Fund
Class Name	Class R6
Trading Symbol	PDHQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Emerging Markets Debt Hard
Currency Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Hard Currency Fund—Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 182,825,471
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 182,825,471
Number of fund holdings	750
Portfolio turnover rate for the period	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.9
AA	4.2
A	3.4
BBB	37.1
BB	23.3
B	22.1
CCC	3.3
C	2.2
D	0.3
Not Rated	1.3
Cash/Cash Equivalents	0.9
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class A
Trading Symbol	EMDAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class A	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 41,467,361
Holdings Count | Holding	554
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class C
Trading Symbol	EMDCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class C	$94	1.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.88%
Net Assets	$ 41,467,361
Holdings Count | Holding	554
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class Z
Trading Symbol	EMDZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Emerging Markets Debt Local Currency
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request t his information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class Z	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 41,467,361
Holdings Count | Holding	554
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Emerging Markets Debt Local Currency Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Emerging Markets Debt Local Currency Fund
Class Name	Class R6
Trading Symbol	EMDQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Emerging Markets Debt Local
Currency Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Emerging Markets Debt Local Currency Fund—Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 41,467,361
Holdings Count | Holding	554
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 41,467,361
Number of fund holdings	554
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	1.0
AA	4.6
A	18.1
BBB	48.1
BB	22.6
B	1.0
Not Rated	(1.8)
Cash/Cash Equivalents	6.4
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a
nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect t he common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.